Stockholders' Equity	12 Months Ended
Mar. 31, 2011
Stockholders' Equity
Stockholders' Equity

16.    Stockholders' Equity

Dividends

Under the Japanese Corporate Law (the "Law"), the amount available for dividends is based on retained earnings as recorded on the books of the Company maintained in conformity with Japanese GAAP. At March 31, 2011, retained earnings available for dividends determined in accordance with Japanese GAAP recorded on the Company's books of account were ¥79,694 million ($958,437 thousand).

The Law provides that an amount equal to at least 10% of the aggregate amount of cash dividends of retained earnings associated with cash outlays shall be appropriated as a legal reserve until such reserve and additional paid-in-capital equals 25% of common stock.

Treasury Stock Transactions

The following table summarizes treasury stock activities for the years ended March 31, 2010 and 2011:

	Change in Treasury stock
	Shares	Millions of yen
Balance at March 31, 2009	10,038,498	¥23,186
Acquisition through purchase of odd-lot shares	1,684	3
Sell upon request for purchase of odd-lot shares	(846)	(2)

Balance at March 31, 2010	10,039,336	¥23,187
Acquisition through purchase of odd-lot shares	3,716	6
Sell upon request for purchase of odd-lot shares	(3,222)	(7)
Issuance in stock exchanges	(2,735,853)	(6,319)
Repurchase of shares from shareholders dissenting to the share exchange	55,000	95
Acquisition through purchase off odd-lot shares	52	0

Balance at March 31, 2011	7,359,029	¥16,962

Change in Treasury stock
Thousands of U.S. Dollars
Balance at March 31, 2010	$278,857
Acquisition through purchase of odd-lot shares	72
Sell upon request for purchase of odd-lot shares	(84)
Issuance in stock exchanges	(75,994)
Repurchase of shares from shareholders dissenting to the share exchange	1,142
Acquisition through purchase off odd-lot shares	0

Balance at March 31, 2011	$203,993

Stock-based Compensation Plan

The Company and its domestic consolidated subsidiaries maintained certain stock-based compensation plans for grant of stock subscription rights to their directors and employees. Under these plans, the number of common shares issuable was adjusted for stock splits, reverse stock splits and certain other recapitalizations.

KONAMI's stock option awards generally vested based on 2 to 4 years of continuous service and had 5-year contractual terms. These awards gradually vested through the period of service rendered and therefore compensation cost was recognized over the period, in which employees are required to provide service. The compensation cost recognized for the years ended March 31, 2009, 2010 and 2011 were ¥12 million, nil and nil, respectively.

All the stock subscription rights granted KONAMI's stock-based compensation plans expired at June 30, 2009.

Aggregate intrinsic value of options exercised were ¥1 million, nil and nil for the years ended March 31, 2009, 2010 and 2011, respectively.

Aggregate fair value of shares vested for the years ended March 31, 2009, 2010 and 2011 were ¥229 million, nil and nil, respectively.

Cash received from the exercise of stock options were nil for the years ended March 31, 2010 and 2011, respectively.

KONAMI had a policy for issuing its treasury stock to satisfy option exercises.